BANK LOANS (Narrative) (Details)	12 Months Ended
Dec. 31, 2013
Bank Loans 1	6.44%
Bank Loans 2	6.90%
Bank Loans 3	1.65%
Bank Loans 4	7.91%
Bank Loans 5	7.00%
Bank Loans 6	7.01%
Bank Loans 7	7.37%